SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 100,489	[1]	$ 96,154	[1]	$ 27,769	[2]	$ 61,898	[2]
Accrued payroll and welfare payable	56,826		50,949		85,362		107,284
VAT and other taxes payable	3,027		2,895		7,416		25,728
Others	158,655	[3]	78,644	[3]	58,530	[4]	32,655	[4]
Total other payables and accruals	$ 318,997		$ 228,642		$ 179,077		$ 227,565

[1]	Accounts payable primarily include supplier’s service charges to HHMT and SJMC .
[2]	Accounts payable primarily mainly include supplier’s service charge to HHMT in 2020, and commission payable for students’ referral in 2019.
[3]	Others primarily includes office rental and property management fees payable by ZDH’s subsidiaries.
[4]	Others primarily include miscellaneous expenses payable.